Investments - Schedule of Equity Investments without Readily Determinable Fair Values (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Equity Investments without Readily Determinable Fair Values [Line Items]
Time deposits with original maturities of three to twelve months		$ 651,581	$ 636,951
Available-for-sale equity securities:
Total held-to-Maturity Investments		918,525	896,949
Equity method investments:
Total equity method investments		75,303	104,798
Equity investments without readily determinable fair value using NAV practical expedient [Abstract]
Total equity investments without readily determinable fair value using NAV practical expedient	[1]	1,292,181	566,343
Long-term investments		2,178,538	1,718,995
Publicly Traded Equity Securities [Member]
Available-for-sale equity securities:
Total held-to-Maturity Investments		66,944	59,998
Shanghai Qinhui Shang Information Technology Co., Ltd. (“Qinhui”) [Member]
Equity method investments:
Total equity method investments		62,753	62,295
LION X INVESTMENT VCC [Member]
Equity investments without readily determinable fair value using NAV practical expedient [Abstract]
Total equity investments without readily determinable fair value using NAV practical expedient		1,292,181	566,343
Corporate Bonds [Member]
Available-for-sale equity securities:
Total held-to-Maturity Investments		200,000	200,000
Equity investments without readily determinable fair value using NAV practical expedient [Abstract]
Total equity investments without readily determinable fair value using NAV practical expedient		800,000	812,079
Beijing UniDev Software Co., Ltd. (“UniDev”) [Member]
Equity investments without readily determinable fair values:
Total equity investments without readily determinable fair values		11,054	235,775
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”) [Member]
Equity method investments:
Total equity method investments			30,696
Shanghai Shier Information Technology Co., Ltd. (“Shier”). [Member]
Equity method investments:
Total equity method investments		$ 12,550	$ 11,807

[1]	In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.